Expense Example - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Health Care Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Health Care Fund - Class A
Expense Example:
1 year	$ 664
3 years	854
5 years	1,060
10 years	1,652
Fidelity Advisor Health Care Fund - Class C
Expense Example:
1 year	272
3 years	533
5 years	918
10 years	1,796
Fidelity Advisor Health Care Fund - Class M
Expense Example:
1 year	466
3 years	712
5 years	976
10 years	1,732
Fidelity Advisor Health Care Fund - Class I
Expense Example:
1 year	70
3 years	221
5 years	384
10 years	859
Fidelity Advisor Health Care Fund - Class Z
Expense Example:
1 year	57
3 years	179
5 years	313
10 years	$ 701